Stockholders' Deficiency	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Deficiency

6. Stockholders’ Deficiency

Reserved and Unreserved Shares of Common Stock

At June 30, 2020, RespireRx had 1,000,000,000 shares of common stock authorized and 222,307,381 shares of common stock issued and outstanding. RespireRx has reserved 11 shares of common stock for conversion of the Series B Preferred Stock, 55,578,263 shares of common stock for conversion of various convertible notes, 124,514,653 for warrant exercises and 4,188,630 for the exercise of outstanding options. RespireRx has reserved 63,236 shares of common stock with respect unissued shares available for issuance from the 2014 Plan and 54,427,342 shares of common stock with respect to unissued shares available for issuance from the 2015 Plan. RespireRx has reserved 6,497 Pier Contingent shares. There are 538,913,987 shares of common stock available for issuance. The above amounts do not include contractual reserve requirements of certain convertible notes and exercisable warrants in excess of actual conversion or exercise amounts. RespireRx believes that the common stock available for issuance is adequate to meet the contractual reserve requirements at all times.

Preferred Stock

RespireRx has authorized a total of 5,000,000 shares of preferred stock, par value $0.001 per share. As of June 30, 2020 and December 31, 2019, 1,250,000 shares were designated as 9% Cumulative Convertible Preferred Stock; 37,500 shares were designated as Series B Convertible Preferred Stock (non-voting, “Series B Preferred Stock”); 205,000 shares were designated as Series A Junior Participating Preferred Stock; and 1,700 shares were designated as Series G 1.5% Convertible Preferred Stock. Accordingly, as of June 30, 2020 and December 31, 2019, 3,505,800 shares of preferred stock were undesignated and were able to be issued with such rights and powers as the Board of Directors may designate. On July 13, 2020, RespireRx designated 1,200 shares of Series H, Voting, Non-participating, Convertible Preferred Stock (“Series H Preferred Stock”) reducing the number of shares of preferred stock that were undesignated to 3,504,600 as of July 13, 2020 (See Note 9. Subsequent Events).

Series B Preferred Stock outstanding as of June 30, 2020 and 2019 consisted of 37,500 shares issued in a May 1991 private placement. Each share of Series B Preferred Stock is convertible into approximately 0.00030 shares of common stock at an effective conversion price of $2,208.375 per share of common stock, which is subject to adjustment under certain circumstances. As of June 30, 2020 and December 31, 2019, the shares of Series B Preferred Stock outstanding are convertible into 11 shares of common stock. RespireRx may redeem the Series B Preferred Stock for $25,001, equivalent to $0.6667 per share, an amount equal to its liquidation preference, at any time upon 30 days prior notice.

Common Stock

There were 222,307,381 shares of RespireRx’s Common Stock outstanding as of June 30, 2020. As of March 31, 2020, RespireRx did not have enough authorized shares to reserve for all conversions of convertible debt as well as common stock purchase options and warrants exercises. Assuming everything had been reserved, there would have been no shares of RespireRx’s common stock available for future issuances. On March 21, 2020, the Board of Directors approved an amendment to the Certificate of Incorporation to increase the authorized shares of common stock from 65,000,000 shares to 1,000,000,000 (one billion) shares subject to approval by the holders of a majority of voting stock of RespireRx, appropriate notification of all shareholders and subject to the authorized officers making the appropriate filings with the Secretary of State of the State of Delaware. On March 22, 2020, holders of a majority of voting stock of RespireRx consented to this increase in writing without a meeting. The amendment to the Certificate of Incorporation and increase in the number of authorized shares of common stock became effective on April 30, 2020 when RespireRx filed the amendment with the Secretary of State of Delaware.

Common Stock Warrants

Information with respect to the issuance and exercise of common stock purchase warrants in connection with the Convertible Note Payable and Warrant Purchase Agreement, and Notes Payable to Officers, is provided at Note 4 Notes Payable.

A summary of warrant activity for the six-months ended June 30, 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Warrants outstanding at December 31, 2019	2,191,043	$1.87109	3.44000
Warrants issued due to anti-dilution provisions increasing number of originally issued warrants included in December 31, 2019 balance	138,824,795	0.00153	3.70650
Exercised	(16,501,185)	0.00157	-
Warrants outstanding and exercisable at June 30, 2020	124,514,653	$0.03272	3.78506

The exercise prices of common stock warrants outstanding and exercisable are as follows at June 30, 2020:

Exercise Price	Warrants Outstanding (Shares)	Warrants Exercisable (Shares)	Expiration Date
$0.001485	58,922,559	58,922,559	October 22, 2024
$0.001530	41,643,423	41,643,423	August 19, 2024
$0.001600	22,125,000	22,125,000	May 17, 2022
$1.000000	916,217	916,217	September 20, 2022
$1.500000	190,000	190,000	December 30, 2023
$1.562000	130,284	130,284	December 31, 2021
$1.575000	238,814	238,814	April 30, 2023
$2.750000	8,000	8000	September 20, 2022
$4.875000	108,594	108,594	September 30, 2020
$6.834800	145,758	145,758	September 30, 2020
$7.930000	86,004	86,004	February 28, 2021
	124,514,653	124,514,653

Based on a value of $0.0064 per share on June 30, 2020, there were 122,690,982 exercisable in-the-money common stock warrants as of June 30, 2020.

A summary of warrant activity for the six months ended June 30, 2019 is presented below.

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)
Warrants outstanding at December 31, 2018	1,783,229	$2.20393	3.06
Issued	152,372	1.41101
Expired	(59,403)	2.65928
Warrants outstanding at June 30, 2019	1,876,198	$2.12512	2.79

Warrants exercisable at June 30, 2019	1,876,198	$2.12512	2.79

The exercise prices of common stock warrants outstanding and exercisable are as follows at June 30, 2019:

Exercise Price	Warrants Outstanding (Shares)	Warrants Exercisable (Shares)	Expiration Date
$1.0000	916,217	916,217	September 20, 2022
$1.1800	42,372	42,372	May 17, 2022
$1.5000	190,000	190,000	December 30, 2023
$1.5620	130,284	130,284	December 31, 2021
$1.5750	238,814	238,814	April 30, 2023
$2.7500	8,000	8,000	September 20, 2022
$4.8500	5,155	5,155	September 23, 2019
$4.8750	108,594	108,594	September 30, 2020
$5.0000	5,000	5,000	September 22, 2019
$6.8348	145,758	145,758	September 30, 2020
$7.9300	86,004	86,004	February 28, 2021
	1,876,198	1,876,198

Based on a fair market value of $0.70 per share on June 30, 2019, there was no intrinsic value of exercisable in-the-money common stock warrants as of June 30, 2019.

Stock Options

On March 18, 2014, RespireRx adopted its 2014 Equity, Equity-Linked and Equity Derivative Incentive Plan (the “2014 Plan”). The Plan permits the grant of options and restricted stock with respect to up to 325,025 shares of common stock, in addition to stock appreciation rights and phantom stock, to directors, officers, employees, consultants and other service providers of the Company.

On June 30, 2015, the Board of Directors adopted the 2015 Stock and Stock Option Plan (as amended, the “2015 Plan”). As of March 31, 2020, there were 8,985,260 shares that may be issued under the 2015 Plan. On May 5, 2020 the Board of Directors increased the number of shares that may be issued under the 2015 Plan to 58,985,260. On July 31, 2020 the Board of Directors increased the number of shares that may be issued under the 2015 Plan to 158,985, 260. (See Note 9. Subsequent Events). The Company has not and does not intend to present the 2015 Plan to stockholders for approval.

Other than the change in the number of shares available under the 2015 Plan, no other changes were made to the 2015 Plan by these amendments noted above.

There were no stock or stock option grants during the three-months and six months ended June 30, 2020 or in the three-months and six-months ended June 30, 2019.

See Note 9. Subsequent Events for a description of stock options granted on July 31, 2020.

Information with respect to the Black-Scholes variables used in connection with the evaluation of the fair value of stock-based compensation costs and fees is provided at Note 3 Summary of Significant Accounting Policies.

A summary of stock option activity for the six-months ended June 30, 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Options outstanding at December 31, 2019	4,287,609	$3.3798	4.98
Expired	(98,979)	6.6242	-
Options outstanding at June 30, 2020	4,188,630	$3.3031	4.59

Options exercisable at June 30, 2020	4,188,630	$3.3031	4.59

The exercise prices of common stock options outstanding and exercisable were as follows at June 30, 2020:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)	Expiration Date
$0.7000	21,677	21,677	November 21, 2023
$1.1200	310,388	310,388	April 5, 2023
$1.2500	16,762	16,762	December 7, 2022
$1.3500	34,000	34,000	July 28, 2022
$1.4500	1,849,418	1,849,418	December 9, 2027
$1.4500	100,000	100,000	December 9, 2027
$2.0000	285,000	285,000	June 30, 2022
$2.0000	25,000	25,000	July 26, 2022
$3.9000	395,000	395,000	January 17, 2022
$4.5000	7,222	7,222	September 2, 2021
$5.7500	2,608	2,608	September 12, 2021
$6.4025	27,692	27,692	August 18, 2020
$6.4025	129,231	129,231	August 18, 2022
$6.4025	261,789	261,789	August 18, 2025
$6.8250	8,791	8,791	December 11, 2020
$7.3775	523,077	523,077	March 31, 2021
$8.1250	169,231	169,231	June 30, 2022
$13.9750	3,385	3,385	March 14, 2024
$15.9250	2,462	2,462	February 28, 2024
$19.5000	9,487	9,487	July 17, 2022
$19.5000	6,410	6,410	August 10, 2022
	4,188,630	4,188,630

There was no deferred compensation expense for the outstanding and unvested stock options at June 30, 2020.

Based on a fair value of $0.0064 per share on June 30, 2020, there were no exercisable in-the-money common stock options as of June 30, 2020.

6. Stockholders’ Deficiency

Preferred Stock

The Company has authorized a total of 5,000,000 shares of preferred stock, par value $0.001 per share. As of December 31, 2019 and 2018, 1,250,000 shares were designated as 9% Cumulative Convertible Preferred Stock (non-voting, “9% Preferred Stock”); 37,500 shares were designated as Series B Convertible Preferred Stock (non-voting, “Series B Preferred Stock”); 205,000 shares were designated as Series A Junior Participating Preferred Stock (non-voting, “Series A Junior Participating Preferred Stock”); and 1,700 shares were designated as Series G 1.5% Convertible Preferred Stock. Accordingly, as of December 31, 2019, 3,505,800 shares of preferred stock were undesignated and may be issued with such rights and powers as the Board of Directors may designate.

There were no shares of 9% Preferred Stock or Series A Junior Participating Preferred Stock or Series G 1.5% Convertible Preferred Stock outstanding as of December 31, 2019 and 2018.

Series B Preferred Stock outstanding as of December 31, 2019 and 2018 consisted of 37,500 shares issued in a May 1991 private placement. Each share of Series B Preferred Stock is convertible into approximately 0.00030 shares of common stock at an effective conversion price of $2,208.375 per share of common stock, which is subject to adjustment under certain circumstances. As of December 31, 2019 and 2018, the shares of Series B Preferred Stock outstanding are convertible into 11 shares of common stock. The Company may redeem the Series B Preferred Stock for $25,001, equivalent to $0.6667 per share, an amount equal to its liquidation preference, at any time upon 30 days prior notice.

Common Stock

There are 4,175,072 shares of the Company’s Common Stock outstanding as of December 31, 2019. After reserving for conversions of convertible debt as well as common stock purchase options and warrants exercises, there were 42,831,291 shares of the Company’s Common Stock available for future issuances as of December 31, 2019. After accounting for excess reserves required by the April 2019 Convertible Note, the May 2019 Convertible Note, the August 2019 Convertible Note, the October 2019 Convertible Note and the November 2019 Convertible Note, there were 3,438,021 available for future issuances as of December 31, 2019. Each conversion of such 2019 Convertible Notes reduces the excess reserve requirements.

2018 Unit Offering

On September 12, 2018, the Company consummated an initial closing on an offering (“2018 Unit Offering”) of Units comprised of one share of the Company’s common stock and one common stock purchase warrant. The 2018 Unit Offering was for up to $1.5 million and had a final termination date of October 15, 2018. The initial closing was for $250,750 of which $200,750 was the gross cash proceeds. The additional $50,000 was represented by the conversion into the 2018 Unit Offering of the principal amount of the Arnold S. Lippa, Demand Promissory Note described below. With the exchange of Dr. Lippa’s Demand Promissory Note into the 2018 Unit Offering, 47,620 warrants exercisable at 150% of the unit price ($1.575) per share of common stock and expiring on April 30, 2023 were issued with a value of $49,975 which amount was considered a loss on the extinguishment of that officer note and which amount was credited to additional paid-in capital. Units were sold for $1.05 per unit and the warrants issued in connection with the units are exercisable through April 30, 2023 at a fixed price of 150% of the unit purchase price. The warrants contain a cashless exercise provision and certain blocker provisions preventing exercise if the investor would beneficially own more than 4.99% of the Company’s outstanding shares of common stock as a result of such exercise. The warrants are also subject to redemption by the Company at $0.001 per share upon ten (10) days written notice if the Company’s common stock closes at $3.00 or more for any five (5) consecutive trading days. In total, 238,814 shares of the Company’s common stock and 238,814 common stock purchase warrants were purchased. Other than Arnold S. Lippa, the investors in the offering were not affiliates of the Company. Investors also received an unlimited number of piggy-back registration rights in respect to the shares of common stock and the shares of common stock underlying the common stock purchase warrants, unless such common stock is eligible to be sold with volume limits under an exemption from registration under any rule or regulation of the SEC that permits the holder to sell securities of the Company to the public without registration and without volume limits (assuming the holder is not an affiliate).

The shares of common stock and common stock purchase warrants were offered and sold without registration under the Securities Act of 1933, as amended (the “Securities Act”) in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as provided in Rule 506(b) of Regulation D promulgated thereunder. None of the shares of common stock issued as part of the units, the common stock purchase warrants, the Common Stock issuable upon exercise of the common stock purchase warrants or any warrants issued to a qualified referral source (of which there were none in the initial closing) have been registered under the Securities Act or any other applicable securities laws, and unless so registered, may not be offered or sold in the United States except pursuant to an exemption from the registration requirements of the Securities Act.

In addition, as set forth in the Purchase Agreements, each Purchaser had an unlimited number of exchange rights, which were options and not obligations, to exchange such Purchaser’s entire investment as defined (but not less than the entire investment) into one or more subsequent equity financings (consisting solely of convertible preferred stock or common stock or units containing preferred stock or common stock and warrants exercisable only into preferred stock or common stock) that would be considered as “permanent equity” under United States Generally Accepted Accounting Principles and the rules and regulations of the United States Securities and Exchange Commission, and therefore classified within stockholders’ equity, and excluding any form of debt or convertible debt or preferred stock redeemable at the discretion of the holder (each such financing a “Subsequent Equity Financing”). The exchange rights expired on December 31, 2018.

Common Stock Warrants

In October 2019, the Company issued a warrant to purchase 175,000 shares of common stock in conjunction with the issuance of the October 2019 Convertible Note exercisable at $0.50 per share and expiring on October 22, 2024.

In August 2019, the Company issued a warrant to purchase 150,000 shares of common stock in conjunction with the issuance of the August 2019 Convertible Note exercisable at $0.50 per share and expiring on August 19, 2024.

In May 2019, the Company issued a warrant to purchase 42,372 shares of common stock in conjunction with the issuance of the May 2019 Convertible Note exercisable at $1.18 per share and expiring on May 17, 2022.

In January 2019, February 2019 and March 2019, the Company issued warrants to purchase 110,000 shares of common stock in conjunction with the issuance of the 2019 Q1 Convertible Notes exercisable at $1.50 per share and expiring on December 30, 2023.

During the year ended December 31, 2019, warrants to purchase 69,558 shares of common stock expired.

In December 2018, the Company issued warrants to purchase 80,000 of common stock in conjunction with the issuance of the December 2018 10% Convertible Notes exercisable at $1.50 per share and expiring on December 30, 2023.

Although not considered stock-based compensation, the Company issued a warrant to purchase 47,620 shares of common stock at an exercise price of $1.50 per share and expiring on December 30, 2023 as part of an officer note exchange into the 2018 Unit Offering. The warrants were valued at $49,925 as of September 12, 2018, the date of issuance and were accounted for in Additional paid-in capital as of December 31, 2018.

A summary of warrant activity for the year ended December 31, 2019 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Warrants outstanding at December 31, 2018	1,783,229	$2.20393	3.06
Issued	477,372	0.79079	4.36
Expired	(69,558)	2.98989	-
Warrants outstanding at December 31, 2019	2,191,043	$1.87109	3.44

Warrants exercisable at December 31, 2018	1,783,229	$2.20393	3.06
Warrants exercisable at December 31, 2019	2,191,043	$1.87109	3.44

The exercise prices of common stock warrants outstanding and exercisable are as follows at December 31, 2019:

Exercise Price	Warrants Outstanding (Shares)	Warrants Exercisable (Shares)	Expiration Date
$0.5000	175,000	175,000	October 22, 2024
$0.5000	150,000	150,000	August 19, 2024
$1.0000	916,217	916,217	September 20, 2022
$1.1800	42,372	42,372	May 17, 2022
$1.5000	190,000	190,000	December 30, 2023
$1.5620	130,284	130,284	December 31, 2021
$1.5750	238,814	238,814	April 30, 2023
$2.7500	8,000	8000	September 20, 2022
$4.8750	108,594	108,594	September 30, 2020
$6.8348	145,758	145,758	September 30, 2020
$7.9300	86,004	86,004	February 28, 2021
	2,191,043	2,191,043

Based on a fair value of $0.10 per share on December 31, 2019, there were no exercisable in-the money common stock warrants as of December 31, 2019.

A summary of warrant activity for the year ended December 31, 2018 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Warrants outstanding at December 31, 2017	1,464,415	$2.68146	3.73
Issued	318,814	1.55618	4.50
Warrants outstanding at December 31, 2018	1,783,229	$2.20393	3.06

Warrants exercisable at December 31, 2017	1,464,415	$2,68146	3.73
Warrants exercisable at December 31, 2018	1,783,229	$2.20393	3.06

Stock Options

On March 18, 2014, the stockholders of the Company holding a majority of the votes to be cast on the issue approved the adoption of the Company’s 2014 Equity, Equity-Linked and Equity Derivative Incentive Plan (the “2014 Plan”), which had been previously adopted by the Board of Directors of the Company, subject to stockholder approval. The Plan permits the grant of options and restricted stock with respect to up to 325,025 shares of common stock, in addition to stock appreciation rights and phantom stock, to directors, officers, employees, consultants and other service providers of the Company.

On June 30, 2015, the Board of Directors adopted the 2015 Stock and Stock Option Plan (the “2015 Plan”). The 2015 Plan initially provided for, among other things, the issuance of either or any combination of restricted shares of common stock and non-qualified stock options to purchase up to 461,538 shares of the Company’s common stock for periods up to ten years to management, members of the Board of Directors, consultants and advisors. The Company has not and does not intend to present the 2015 Plan to stockholders for approval. On December 28, 2018, the Board of Directors further increased the number of shares that may be issued under the 2015 Plan to 8,985,260 shares of the Company’s common stock.

During fiscal year ended December 31, 2018, there were three grants of options to purchase an aggregate of 348,827 shares of the Company’s common stock to a vendor. The value of these options on the grant date was approximately equal to the amount payable to the vendor that was to be paid with the options. The cumulative loss on extinguishment of three liabilities totaling $353,623 was $11,154. The remaining amount payable to the vendor is due in cash.

Information with respect to the Black-Scholes variables used in connection with the evaluation of the fair value of stock-based compensation costs and fees is provided at Note 3.

A summary of stock option activity for the year ended December 31, 2019 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Options outstanding at December 31, 2018	4,344,994	$3.5414	5.90
Expired	(57,385)	15.6139	-
Options outstanding at December 31, 2019	4,287,609	$3.3798	4.98

Options exercisable at December 31, 2018	4,344,994	$3.5414	5.90
Options exercisable at December 31, 2019	4,287,609	$3.3789	4.98

The exercise prices of common stock options outstanding and exercisable were as follows at December 31, 2019:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)	Expiration Date
$0.7000	21,677	21,677	November 21, 2023
$1.1200	310,388	310,388	April 5, 2023
$1.2500	16,762	16,762	December 7, 2022
$1.3500	34,000	34,000	July 28, 2022
$1.4500	1,849,418	1,849,418	December 9, 2027
$1.4500	100,000	100,000	December 9, 2027
$2.0000	285,000	285,000	June 30, 2022
$2.0000	25,000	25,000	July 26, 2022
$3.9000	395,000	395,000	January 17, 2022
$4.5000	7,222	7,222	September 2, 2021
$5.6875	89,686	89,686	June 30, 2020
$5.7500	2,608	2,608	September 12, 2021
$6.4025	27,692	27,692	August 18, 2020
$6.4025	129,231	129,231	August 18, 2022
$6.4025	261,789	261,789	August 18, 2025
$6.8250	8,791	8,791	December 11, 2020
$7.3775	523,077	523,077	March 31, 2021
$8.1250	169,231	169,231	June 30, 2022
$13.9750	3,385	3,385	March 14, 2024
$15.4700	7,755	7,755	April 8, 2020
$15.9250	2,462	2,462	February 28, 2024
$16.6400	1,538	1,538	January 29, 2020
$19.5000	9,487	9,487	July 17, 2022
$19.5000	6,410	6,410	August 10, 2022
	4,287,609	4,287,609

There was no deferred compensation expense for the outstanding and unvested stock options at December 31, 2019.

Based on a fair value of $0.10 per share on December 31, 2019, there were no exercisable in-the-money common stock options as of December 31, 2019.

A summary of stock option activity for the year ended December 31, 2018 is presented below.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Options outstanding at December 31, 2017	3,996,167	$3.7634	6.30
Granted	348,827	1.1002	4.29
Options outstanding at December 31, 2018	4,344,994	$3.5414	5.90

Options exercisable at December 31, 2017	3,996,167	$3.7634	6.30
Options exercisable at December 31, 2018	4,344,994	$3.5414	5.90

The exercise prices of common stock options outstanding and exercisable were as follows at December 31, 2018:

Exercise Price	Options Outstanding (Shares)	Options Exercisable (Shares)	Expiration Date
$0.7000	21,677	21,677	November 21, 2023
$1.1200	310,388	310,388	April 5, 2023
$1.2500	16,762	16,762	December 7, 2022
$1.3500	34,000	34,000	July 28, 2022
$1.4500	1,849,418	1,849,418	December 9, 2027
$1.4500	100,000	100,000	December 9, 2027
$2.0000	285,000	285,000	June 30, 2022
$2.0000	25,000	25,000	July 26, 2022
$3.9000	395,000	395,000	January 17, 2022
$4.5000	7,222	7,222	September 2, 2021
$5.6875	89,686	89,686	June 30, 2020
$5.7500	2,608	2,608	September 12, 2021
$6.4025	27,692	27,692	August 18, 2020
$6.4025	129,231	129,231	August 18, 2022
$6.4025	261,789	261,789	August 18, 2025
$6.8250	8,791	8,791	December 11, 2020
$7.3775	523,077	523,077	March 31, 2021
$8.1250	169,231	169,231	June 30, 2022
$13.0000	7,385	7,385	March 13, 2019
$13.0000	3,846	3,846	April 14, 2019
$13.9750	3,385	3,385	March 14, 2024
$15.4700	7,755	7,755	April 8, 2020
$15.9250	2,462	2,462	February 28, 2024
$16.0500	46,154	46,154	July 17, 2019
$16.6400	1,538	1,538	January 29, 2020
$19.5000	9,487	9,487	July 17, 2022
$19.5000	6,410	6,410	August 10, 2022
	4,344,994	4,344,994

There was no deferred compensation expense for the outstanding and unvested stock options at December 31, 2018.

Based on a fair value of $0.65 per share on December 31, 2018, there were no exercisable in-the-money common stock options as of December 31, 2018.

For the years ended December 31, 2019 and 2018, stock-based compensation costs and fees included in the consolidated statements of operations consisted of general and administrative expenses of $0 and $14,248 respectively, and research and development expenses of $0 and $15,000, respectively.

Pier Contingent Stock Consideration

In connection with the merger transaction with Pier effective August 10, 2012, RespireRx issued 179,747 newly issued shares of its common stock with an aggregate fair value of $3,271,402 ($18.2000 per share), based upon the closing price of RespireRx’s common stock on August 10, 2012. The shares of common stock were distributed to stockholders, convertible note holders, warrant holders, option holders, and certain employees and vendors of Pier in satisfaction of their interests and claims. The common stock issued by RespireRx represented approximately 41% of the 443,205 common shares outstanding immediately following the closing of the transaction.

The Company concluded that the issuance of any of the contingent shares to the Pier Stock Recipients was remote, as a result of the large spread between the exercise prices of these stock options and warrants as compared to the common stock trading range, the subsequent expiration or forfeiture of most of the options and warrants, the Company’s distressed financial condition and capital requirements, and that these stock options and warrants have remained significantly out-of-the-money through December 31, 2019. Accordingly, the Company considered the fair value of the contingent consideration to be immaterial and therefore did not ascribe any value to such contingent consideration. If any such shares are ultimately issued to the former Pier stockholders, the Company will recognize the fair value of such shares as a charge to operations at that time.

Reserved and Unreserved Shares of Common Stock

On January 17, 2017, the Board of Directors of the Company approved the adoption of an amendment of the Amended and Restated RespireRx Pharmaceuticals, Inc. 2015 Stock and Stock Option Plan (as amended, the “2015 Plan”). That amendment increases the shares issuable under the plan by 1,500,000, from 1,538,461 to 3,038,461. On December 9, and December 28, 2018, the Board of Directors further amended the 2015 Plan to increase the number of shares that may be issued under the 2015 Plan to 6,985,260 and 8,985,260 shares of the Company’s common stock.

Other than the change in the number of shares available under the 2015 Plan, no other changes were made to the 2015 Plan by these amendments noted above.

At December 31, 2019, the Company had 65,000,000 shares of common stock authorized and 4,175,072 shares of common stock issued and outstanding. The Company has reserved 11 shares of common stock for the conversion of the Series B Preferred Stock. The Company has reserved an aggregate of 7,035,706 for the calculated amount of shares of common stock into which convertible notes may convert and an additional 39,375,462 shares of common stock for contractual reserves. In addition, The Company has reserved 6,478,652 shares of the Company’s common stock for exercises of common stock purchase options granted and warrants issued. There are 4,490,578 shares reserved for future issuances under the Company’s 2014 Plan and 2015 Plan. Accordingly, after taking into consideration the shares of common stock reserved for all conversions, exercises and contingent share issuances, there were 42,813,484 shares of the Company’s common stock available for future issuances as of December 31, 2019. After accounting for additional contractual reserves, which amount declines with each actual conversion, there are 3,438,022 shares of the Company’s common stock available for future issuances as of December 31, 2019. The Company has taken steps to increase the number of authorized shares. See Note 10. Subsequent Events. The Company expects to satisfy its future common stock commitments through the issuance of authorized but unissued shares of common stock.